UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

200 N. Mesquite Street, Suite 205, Arlington, TX 76011

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 99.47%

Air Courier Services - 1.86%
1,512	FedEx Corp.	$ 396,870

Aircraft Engines & Engine Parts - 1.72%
2,660	United Technologies Corp.	367,107

Beverages - 3.05%
2,697	Coca-Cola Enterprises	324,449
6,891	PepsiCo, Inc.	327,943
		652,392
Biological Products (No Diagnostic Substances) - 1.57%
1,805	Amgen, Inc.	335,820

Biotechnology - 0.00%
672	Regeneron Pharmaceuticals, Inc. *	246,389

Business Software & Services - 1.65%
4,515	Cognizant Technology Solutions Corp.	352,080

Cable & Other Pay Television Services - 1.58%
7,965	Comcast Corp. Class A	338,751
11,313	Twenty-First Century Fox, Inc. *	412,811
		751,562
Computer Communications Equipment, NEC - 1.92%
9,910	Cisco Systems, Inc.	411,661

Computer & Office Equipment - 0.00%
2,185	International Business Machines Corp.	357,685

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.41%
2,586	Kimberly Clark Corp.	302,562

Crude Petroleum & Natural Gas - 1.78%
5,088	Occidental Petroleum Corp.	381,447

Electric Services - 1.58%

2,139	NextEra Energy, Inc.	338,860

Electronic Computers - 1.56%
1,989	Apple, Inc.	333,018

Farm Machinery & Equipment - 2.09%
2,750	Caterpillar, Inc.	447,645

Finance Services - 1.70%
3,664	American Express Co.	364,202

Fire, Marine & Casualty Insurance - 1.78%
1,774	Berkshire Hathaway, Inc. Class B *	380,310

General Industrial Machinery & Equipment - 1.81%
2,227	Illinois Tool Works, Inc.	386,763

Hospital & Medical Service Plans - 1.92%
1,658	Anthem, Inc.	410,935

Life Insurance - 1.44%
6,416	MetLife, Inc.	308,417

Motor Vehicles & Passenger Car Bodies - 3.01%
25,721	Ford Motor Co.	282,159
8,518	General Motors Co.	361,248
		643,407
National Commercial Banks - 5.00%
4,560	Citigroup, Inc.	357,869
2,412	PNC Financial Services Group, Inc.	381,144
5,792	U.S. Bancorp.	330,955
		1,069,968
Perfumes, Cosmetics, & Other Toilet Preparations - .00%
4,382	Colgate-Palmolive Co.	325,320

Petroleum Refining - 1.78%
3,711	Phillips 66	380,007

Pharmceutical Preparations - 1.82%
5,081	Zoetis, Inc.	389,865

Plastic Materials, Synth Resin & Nonvulcan Elastomers - 1.89%
5,353	DowDuPont	404,580

Radio & TV Broadcasting & Communications Equipment - 1.92%
5,799	Qualcomm, Inc.	395,782

Railroads, Line-Haul Operating - 1.92%

3,077	Union Pacific Corp.	410,779

Retail-Catalog & Mail-Order Houses - 2.16%
318	Amazon.com, Inc. *	461,383

Retail-Eating Places - 1.63%
2,033	McDonalds Corp.	347,928

Retail-Lumber & Other Building Materials Dealers - 1.97%
4,022	Lowe's Companies, Inc.	421,224
2,053	The Home Depot, Inc.	412,448
		833,672
Retail-Variety Stores - 1.72%
1,892	Costco Wholesale Crop.	368,694

Security Brokers, Dealers & Flotation Companies - 3.65%
736	BlackRock, Inc.	413,485
6,498	Morgan Stanley	367,462
		780,947
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.10%
3,340	CBOE Holdings, Inc.	448,862

Semiconductors & Related Devices - 6.01%
8,651	Intel Corp.	416,459
1,826	NVIDIA Corp.	448,831
3,830	Texas Instruments, Inc.	420,036
		1,285,326
Services-Business Services, NEC - 6.99%
2,427	Accenture, Plc. *	390,019
2,517	MasterCard, Inc.	425,373
154	The Priceline Group, Inc. *	294,456
3,106	Visa, Inc.	385,858
		1,495,706
Services-Computer Processing & Data Preparations - 1.62%
2,799	Automatic Data Processing, Inc.	346,040

Services-Computer Programming, Data Processing, Etc. - 1.60%
1,830	Facebook, Inc. *	342,009

Services-Prepackaged Software - .00%
2,176	Micro Focus International	65,802
3,447	Salesforce.com, Inc. *	392,648
		458,450
Services-Video Tape Rental - 2.20%
1,737	Netflix, Inc. *	469,511

Surgical & Medical Instruments & Apparatus - 3.44%

1,521	3M Co.	381,010
2,154	Stryker Corp.	354,075
		735,085
Telephone Communications (No Radiotelephone) - 3.06%
8,183	AT&T Corp.	306,453
6,452	Verizon Communications, Inc.	348,860
		655,313
Trucking & Courier Services (No Air) - 1.67%
2,812	United Parcel Services, Inc. Class B	358,024

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.60%
2,025	Mckesson Corporation	341,982

TOTAL FOR COMMON STOCKS (Cost $15,694,876) - 99.47%		21,274,365

SHORT TERM INVESTMENTS - 0.40%
85,145	Fidelity Money Market Portfolio Institutional Class 0.91% **	85,145

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $85,145) - 0.40%		85,145

TOTAL INVESTMENTS (Cost $15,780,021) *** - 99.89%		21,359,510

OTHER ASSETS LESS LIABILITIES - 0.13%		27,555

NET ASSETS - 100.00%		$21,387,065

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2018.

*** At January 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,780,021 amounted to $5,579,489, which consisted of aggregate gross unrealized appreciation of $5,663,512 and aggregate gross unrealized depreciation of $84,023.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,780,021 amounted to $5,579,489, which consisted of aggregate gross unrealized appreciation of $5,663,512 and aggregate gross unrealized depreciation of $84,023.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 21,274,365	-	$ -	$ 21,274,365
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	85,145	-	-	85,145
	$ 21,359,510	$ -	$ -	$ 21,359,510

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 2.94%

Air Transportation, Scheduled - 0.06%
271	Delta Air Lines, Inc.	$ 15,385

Apparel- 0.08%
164	Carter's Inc.	19,729

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.09%
224	Ingersoll-Rand PLC. (Ireland)	21,197

Banks - 0.32%
534	Citizens Financial Group, Inc.	24,511
263	Comerica, Inc.	25,043
164	The PNC Financial Services Group, Inc.	25,915
		75,469
Beverages - 0.08%
157	Dr. Pepper Snapple Group, Inc.	18,738

Biological Products (No Diagnostic Substances) - 0.07%
96	Amgen, Inc.	17,861

Computer Storage Devices - 0.10%
239	NetApp, Inc.	14,699
113	Western Digital Corp.	10,055
		24,753
Electric Services - 0.09%
99	NextEra Energy, Inc.	15,684
62	Pinnacle West Capital Corp.	4,957
		20,640
Electric & Other Services Combined - 0.04%
157	WEC Energy Group, Inc.	10,095

Food & Kindred Products - 0.07%
541	B&G Foods, Inc. Class A	17,853

General Building Materials - 0.06%
157	Owens Corning	14,596

Grain Mill Products - 0.03%
57	Ingredion, Inc.	8,187

Hospital & Medical Service Plans - 0.08%
103	Aetna, Inc.	19,242

Household Appliances - 0.04%
54	Whirlpool Corp.	9,797

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.07%
221	V.F. Corp.	17,932

Motor Vehicle Parts & Accessories - 0.08%
104	Lear Corp.	20,087

Natural Gas Distribution - 0.08%
241	Atmos Energy Corp.	19,979

Natural Gas Transmission & Distribution- 0.08%
329	Oneok, Inc.	19,365

Oil & Gas Field Services, NEC - 0.08%
358	Halliburton Co.	19,225

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.05%
120	Eastman Chemical Co.	11,902

Plastic Materials, Synth Resin & Nonvulcan Elastomers - 0.06%
196	Dow Dupont	14,814

Property & Casualty Insurance - 0.10%
202	American Financial Group	22,895

Railroads, Line-Haul Operating - 0.08%
150	Union Pacific Corp.	20,025

Retail - 0.10%
329	Best Buy Co, Inc.	24,037

Retail-Apparel & Accessory Stores - 0.03%
349	Hanesbrands, Inc.	7,580

Retail-Drug Stores & Proprietary Stores - 0.06%

186	CVS Health Corp.	14,636

Retail-Family Clothing Stores - 0.07%
199	TJX Companies, Inc.	15,984

Retail-Grocery Stores - 0.04%
329	The Kroger Co.	9,988

Retail- Variety Stores - 0.06%
197	Target Corp.	14,818

Semiconductors - 0.13%
87	KLA-Tencor Corp.	9,553
117	Lam Research Corp.	22,408
		31,960
Semi-Conductors & Related Devices - 0.03%
32	Broadcom Ltd. Class A (Singapore)	7,937

Services-Business Services - 0.12%
124	Accenture, Plc. Class-A (Ireland) *	19,927
83	Broadridge Financial Solutions, Inc.	8,002
		27,929
Services-Help Supply Services - 0.08%
148	Manpower Group, Inc.	19,446

State Commerical Banks - 0.10%
225	State Street Corp.	24,788

Surgical & Medical Instruments & Apparatus - 0.06%
59	3M Co.	14,780

Water Supply - 0.06%
179	American Water Works Co.	14,887

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.06%
205	Cardinal Health, Inc.	14,717

TOTAL FOR COMMON STOCKS (Cost $526,776) - 2.94%		703,253

CORPORATE BONDS - 32.90%

Auto Manufacturers - 1.09%
250,000	Ford Motor Credit Co., 4.375%, 08/06/2023	259,514

Banking - 10.02%
250,000	Bank of America Corp., 5.875%, 01/05/2021	272,232

200,000	Barclays Plc, 3.65%, 03/16/2025	197,183
230,000	Block Financial LLC, 4.125%,10/01/2020	235,228
250,000	Citigroup, Inc., 4.50% 01/14/2022	263,365
250,000	Discover Bank, 7.00%, 04/15/2020	270,708
250,000	Gold Sachs Group, 4.00%, 03/03/2024	257,950
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	100,385
200,000	Huntington National Bank 2.20%, 04/19/2019	199,311
275,000	Key Bank 4.625%, 06/15/2018	277,215
60,000	PNC Financial Services, 6.375%, 12/31/2049	65,475
225,000	Suntrust Banks, Inc., 6.00%, 02/15/2026	256,254
		2,395,305
Consumer Staples - 1.05%
250,000	Kraft Heinz Food Co., 2.80%, 07/20/2020	250,113

Healthcare-Products - 1.16%
275,000	Abbott Laboratories 3.75%, 11/30/2026	277,845

Home & Office Products - 2.04%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	285,808
200,000	Toll Brothers Finance Corp., 4.00%, 12/31/2018	202,320
		488,128
Institutional Financial Services - 1.07%
250,000	Morgan Stanley, 3.75%, 02/25/2023	255,807

Insurnace - 3.19%
250,000	American International Group, 4.875%, 06/01/2022	267,318
250,000	Anthem, Inc., 2.80%, 06/15/2023	243,736
250,000	Humana, Inc., 3.95%, 03/15/2027	252,963
		764,016
Oil, Gas & Coal - 2.35%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	203,453
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	155,705
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	100,207
100,000	Devon Energy Corp., 6.30%, 01/15/2019	103,244
		562,608
Packaging & Containers - 1.28%
300,000	International Paper 3.65%, 06/15/2024	305,402

Real Estate - 0.15%
34,000	HCP, Inc., 5.375%, 02/01/2021	36,266

Retail-Drug Stores & Proprietary Stores - 2.98%
250,000	Autozone, Inc., 3.25%, 04/15/2025	244,802
225,000	CVS Health Corp., 2.75%, 12/01/2022	219,170
250,000	The Kroger Co., 2.60%, 02/01/2021	248,308
		712,279

Semiconductors - 1.00%
225,000	KLA-TENCOR Corp., 4.65%, 11/01/2024	239,910

Specialty Finance - 3.41%
250,000	CNA Financial Corp., 3.95%, 05/15/2024	254,573
250,000	Ford Motor Credit Co., 3.35%, 05/20/2026	235,817
250,000	Visa, Inc., 2.80%, 12/14/2022	249,156
75,000	Western Union Co., 3.35%, 05/22/2019	75,457
		815,003
Technology Services - 1.08%
250,000	IBM Corp., 3.625%, 02/12/2024	257,194

Telecommunications - 1.04%
250,000	AT&T Inc., 3.90%. 08/14/2027	248,911

TOTAL FOR CORPORATE BONDS (Cost $7,890,684.57) - 32.90%		7,868,299

LIMITED PARTNERSHIPS - 0.20%

Oil, Gas & Coal - 0.20%
502	Alliance Holdings GP L.P.	14,623
587	Energy Transfer Partners L.P.	11,763
415	Enterprise Products Partners L.P.	11,462
133	Magellan Midstream Partners L.P. *	9,495

TOTAL FOR LIMITED PARTNERSHIPS (Cost $45,499) - 0.20%		47,344

MUNICIPAL BONDS - 7.09%

Delaware - 1.37%
265,000	Cook County IL Cmty High School Dist #229 3.0%, 12/01/2020	272,621
55,000	Delaware State Housing Authority 2.75%, 12/01/2041	53,824
		326,445
Kentucky - 1.05%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	251,653

Maryland - 0.92%
220,000	Maryland State Community Dev. Admin. Dept. 3.242%, 09/01/2048	218,970

Massachusetts - 1.41%
95,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	95,327
230,000	Massachusetts Housing Finance Agency 4.00%, 06/01/2039	242,793
		338,119
North Carolina - 0.02%
5,000	North Carolina State Housing 4.00%, 01/01/ 2034	5,030

Pennsylvania - 0.87%
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	207,938

Washington - 1.45%
100,000	King County WA School District #411, 1.293% 12/01/2018	99,413
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	246,688
		346,101

TOTAL FOR MUNICIPAL BONDS (Cost $1,698,901) - 7.09%		1,694,256

PREFERRED SECURITIES - 14.59%

Banking - 3.17%
10,071	BB&T Corp. PFD, 5.625%, 12/31/49	250,365
9,603	Citigroup, Inc. PFD, 6.875%, 02/12/19	253,807
10,079	Suntrrust Banks Inc. PFD, 5.875%	252,681
		756,853
Electric & Other Services Combined - 1.02%
10,107	Interstate Power & Light Co. PFD, 5.10%, 12/31/49	242,770

Institutional Financial Services - 2.07%
10,152	State Street Corp. PFD 5.25%, 12/31/49	248,013
10,132	The Bank of New York Mellon Corp. PFD 5.20%, 12/31/49	245,802
		493,816
Insurance - 3.13%
8,956	PartnerRe OFD 7.25%, 12/31/49 (Bermuda)	246,648
10,257	Renaissance Holding LTD. 5.375% Series E Pfd	249,143
9,724	The Allstate Corp. PFD 6.625%, 12/31/49	251,852
		747,642
Specialty Finance - 2.10%
10,044	Annaly Capital Series C, 7.625%, 12/31/49	252,807
9,471	Charles Schwab & Co. PFD	249,182
		501,989
Telecommunications - 1.04%
9,463	DTE Energy Co. PFD, 6.00%, 12/15/76	247,552

Utilities - 2.08%
10,059	Duke Energy Corp. 5.125% PFD	249,765
9,531	The Southern Co. PFD 6.25%, 10/15/75	247,997
		497,762

TOTAL FOR PREFERRED SECURITIES (Cost $3,579,249) - 14.59%		3,488,384

REAL ESTATE INVESTMENT TRUSTS - 0.11%
140	CoreSite Realty Corp.	15,165
82	Equity Residential	5,052

82	Welltower, Inc.	4,918

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $24,234) - 0.11%		25,134

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 40.07%

Federal Farm Credit Banks - 5.82%
300,000	Federal Farm Credit Banks 1.70%, 05/03/2021	291,947
250,000	Federal Farm Credit Banks 2.14%, 11/01/2021	245,204
275,000	Federal Farm Credit Banks 2.55%, 11/08/2023	268,043
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	292,083
300,000	Federal Farm Credit Banks 2.85%, 04/24/2025	295,011
		1,392,288
Federal Home Loans Banks - 4.26%
150,000	Federal Home Loans Banks 1.35% 11/26/2019	147,534
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	299,022
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	282,148
300,000	Federal Home Loans Banks 2.97% 01/23/2026	290,039
		1,018,743
Federal Home Mortgage Associations - 6.03%
300,000	Federal Home Loan Mortgage Credit 1.690%, 05/15/2020	295,330
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	149,675
1,082	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	1,128
20,175	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	20,171
1,310	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	1,311
3,832	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	3,831
7,262	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	7,433
256,068	Federal Home Loan Mortgage Credit Multifamily Structured Certs. 1.583%, 04/25/2022	250,760
215,378	Freddie Mac Gold Pool #G08705 3.00%, 05/01/2046	211,410
200,500	Freddie Mac Gold Pool #G08706 3.50%, 05/01/2046	202,783
298,693	Freddie Mac Gold Pool 3.0%, 06/15/2046	297,987
		1,441,818
Federal National Mortgage Associations - 12.06%
150,000	Federal National Mortgage Association 1.40%, 08/28/2020	146,315
218,891	Federal National Mortgage Association 2.00%, 08/25/2036	214,855
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	223,645
300,000	Federal National Mortgage Association 2.125%, 04/24/2026	284,999
292,989	Federal National Mortgage Association 2.29%, 04/01/2025	280,937
196,005	Federal National Mortgage Association 2.50%, 04/01/2045	185,015
206,532	Federal National Mortgage Association 3.00%, 05/01/2036	206,127
249,381	Federal National Mortgage Association 3.00%, 08/25/2036	242,793
220,126	Federal National Mortgage Association 3.00%, 11/25/2042	217,547
250,000	Federal National Mortgage Association 3.00%, 12/25/2040	241,598
246,626	Federal National Mortgage Association 3.50%, 10/25/2042	250,910
211,576	Federal National Mortgage Association 3.00%, 05/01/2046	207,509
59,023	Federal National Mortgage Association Pool #462285 2.372%, 06/01/2036***	59,198

4,313	Federal National Mortgage Association Pool #551037 3.709%, 11/01/2020 ***	4,316
34,219	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 ***	36,198
6,214	Federal National Mortgage Association Pool #791573 2.295%, 08/01/2034 ***	6,510
38,641	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 ***	40,504
30,245	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 ***	31,765
2,746	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 ***	2,857
		2,883,597
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 0.43%
106,125	FHR 4280 AC Mortgage 2.25%, 02/15/2028	103,573

Federal National Mortgage Associations Collateralized Mortgage Obligations - 5.19%
52,000	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	51,922
69,990	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	69,332
208,258	FNR 2012-134 Class VP CMO 3.00%, 10/25/2042	208,432
254,018	FNR 2012-112 Da 3%, 10/25/2042	250,531
361,434	FNR 2015-58 Jp 2.5% 03/25/2037	354,443
237,752	FNR 4447 PA 3.00%, 12/15/2044	236,992
69,904	FNR 2013-41 Class Ae CMO 2.00%, 07/25/2037	69,080
		1,240,734
U.S. Government Agencies & Obligations - 2.08%
250,000	Federal Home Loan Bank, 2.25%, 10/24/2022	244,080
250,000	Tenn Valley Authority 2.875% 9/15/2024	252,224
		496,304
UlS Gobernment Bonds - 1.15%
275,000	United Mexica States, 3.60%, 01/30/2025	275,275

Government National Association - 3.03%
8,148	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 ***	8,244
27,151	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 ***	27,699
4,864	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 ***	4,963
4,579	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023 ***	4,674
17,483	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	17,897
3,282	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 ***	3,361
3,974	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 ***	4,071
1,774	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 ***	1,817
3,976	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 ***	4,071
3,404	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	3,488
5,092	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	5,216
4,407	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	4,488
7,719	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	7,888
17,235	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 ***	17,704
3,764	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	3,865
11,252	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	11,441
35,329	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	36,592
38,579	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 ***	40,017
4,965	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 ***	5,107

48,240	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	49,765
25,668	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 ***	26,517
35,109	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 ***	36,075
17	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	17
750	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	758
199	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	208
1,230	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,361
872	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	874
190	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	210
7,185	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	7,697
159,163	Government National Mortgage Association Series 2012-047Cl Va 3.50%, 07/20/2023 **	162,669
250,000	Government National Mortgage Association Series 2012-113 Cl Py 2.50%, 09/20/2042 **	226,896
		725,651
U.S. Small Business Administration - 0.01%
3,099	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	3,099

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,863,562) - 40.07%		9,581,081

SHORT-TERM INVESTMENTS - 1.57%
376,463	Fidelity Money Market Portfolio Institutional Class 0.47% **	376,463

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $376,463) - 1.57%		376,463

TOTAL INVESTMENTS (Cost $24,005,368) *** - 99.46%		23,784,215

OTHER ASSETS LESS LIABILITIES - 0.54%		128,825

NET ASSETS - 100.00%		$ 23,913,040

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2018.

*** At January 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,005,368 amounted to $191,154, which consisted of aggregate gross unrealized appreciation of $281,573 and aggregate gross unrealized depreciation of $472,726.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,005,368 amounted to $191,154, which consisted of aggregate gross unrealized appreciation of $281,573 and aggregate gross unrealized depreciation of $472,726.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 703,253	$ -	$ -	$ 703,253
Corporate Bonds	-	7,868,299	-	7,868,299
Limited Partnerships	47,344	-	-	47,344
Municipal Bonds	-	1,694,256	-	1,694,256
Preferred Securities	3,488,384	-	-	3,488,384
Real Estate Investment Trusts	25,134	-	-	25,134
U.S. Government Agencies and Obligations	-	9,581,081	-	9,581,081
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	376,463	-	-	376,463
	$ 4,640,579	$ 19,143,636	$ -	$ 23,784,215

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: April 2, 2018

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: April 2, 2018

* Print the name and title of each signing officer under his or her signature.